Offsetting of Financial Assets and Liabilities - Summary of Offsetting of Financial Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial assets, Gross amounts of recognized financial assets and liabilities	¥ 35,284,514	¥ 28,404,766
Financial assets, Gross amounts offset in statement of financial position	(4,895,489)	(4,346,827)
Financial assets, Net amounts presented in statement of financial position	30,389,025	24,057,939
Financial assets, Related amounts not offset in statement of financial position, Financial instruments	(27,389,214)	(20,525,349)
Financial assets, Related amounts not offset in statement of financial position, Cash collateral	(800,137)	(1,106,259)
Financial assets, Net amounts	2,199,674	2,426,331
Financial liabilities, Gross amounts of recognized financial assets and liabilities	42,027,829	36,391,548
Financial liabilities, Gross amounts offset in statement of financial position	(4,933,470)	(4,347,117)
Financial liabilities, Net amounts presented in statement of financial position	37,094,359	32,044,431
Financial liabilities, Related amounts not offset in statement of financial position, Financial instruments	(33,127,437)	(26,643,835)
Financial liabilities, Related amounts not offset in statement of financial position, Cash collateral	(921,921)	(1,311,304)
Financial liabilities, Net amounts	3,045,001	4,089,292
Reverse repurchase agreements and cash collateral on securities borrowed [member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial assets, Gross amounts of recognized financial assets and liabilities	23,659,547	16,726,533
Financial assets, Gross amounts offset in statement of financial position	(1,583,538)	(2,577,866)
Financial assets, Net amounts presented in statement of financial position	22,076,009	14,148,667
Financial assets, Related amounts not offset in statement of financial position, Financial instruments	(21,842,958)	(13,970,983)
Financial assets, Net amounts	233,051	177,684
Derivative financial assets [member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial assets, Gross amounts of recognized financial assets and liabilities	11,624,967	11,678,233
Financial assets, Gross amounts offset in statement of financial position	(3,311,951)	(1,768,961)
Financial assets, Net amounts presented in statement of financial position	8,313,016	9,909,272
Financial assets, Related amounts not offset in statement of financial position, Financial instruments	(5,546,256)	(6,554,366)
Financial assets, Related amounts not offset in statement of financial position, Cash collateral	(800,137)	(1,106,259)
Financial assets, Net amounts	1,966,623	2,248,647
Repurchase agreements and cash collateral on securities lent [Member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial liabilities, Gross amounts of recognized financial assets and liabilities	29,374,639	22,744,824
Financial liabilities, Gross amounts offset in statement of financial position	(1,583,538)	(2,577,866)
Financial liabilities, Net amounts presented in statement of financial position	27,791,101	20,166,958
Financial liabilities, Related amounts not offset in statement of financial position, Financial instruments	(27,603,758)	(20,157,260)
Financial liabilities, Net amounts	187,343	9,698
Derivative financial liabilities [member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial liabilities, Gross amounts of recognized financial assets and liabilities	12,653,190	13,646,724
Financial liabilities, Gross amounts offset in statement of financial position	(3,349,932)	(1,769,251)
Financial liabilities, Net amounts presented in statement of financial position	9,303,258	11,877,473
Financial liabilities, Related amounts not offset in statement of financial position, Financial instruments	(5,523,679)	(6,486,575)
Financial liabilities, Related amounts not offset in statement of financial position, Cash collateral	(921,921)	(1,311,304)
Financial liabilities, Net amounts	¥ 2,857,658	¥ 4,079,594